Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Schedule of operating lease obligations

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
	(Unaudited)	(Unaudited)
2026 (remaining six months)	375,947	55,198
2027	466,623	68,511
2028	154,569	22,695
2029	48,231	7,081
Total lease payments	1,045,370	153,485
Less: Interest	10,540	1,548
Present value of lease liabilities	1,034,830	151,937